Recurring Fair Value Measurements - Summary of Held To Maturity Securities (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member]	Dec. 31, 2020 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	$ 166,243,614
Gross Unrealized Gains	10,751
Gross Unrealized Losses	(12,968)
Fair Value	166,230,646
U S Money Market [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	95
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	95
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	166,243,519
Gross Unrealized Gains	10,751
Gross Unrealized Losses	(12,968)
Fair Value	$ 166,230,551